INVENTORY	6 Months Ended
Jun. 30, 2022
INVENTORY

7. INVENTORY

	June 30, 2022	December 31, 2021
Finished goods	$1,837,933	$3,017,363
Parts	1,657,526	373,459
	$3,495,459	$3,390,822

During the six months ended June 30, 2022, $2,247,294 (2021: $1,854,383) of inventory was recognized in cost of sales.

Cost of sales consist of the following:

	June 30, 2022	June 30, 2021
Inventory	$2,247,294	$1,974,878
Consulting and services	323,654	280,435
Other	13,990	22,695
	$2,584,938	$2,278,008

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)